Real Estate Charges (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2012 sqft	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 sqft
Restructuring Cost And Reserve [Line Items]
Area of office space to be sub-leased (in square feet)	510,000					380,000
Portion of office space subleased (in hundredths)	50.00%					80.00%
Consolidated number of office locations in New York						2
Number of Locations						3
Real estate charges		$ 2,600,000		$ 202,600,000
Portion of office space to be subleased in New York (in hundredths)	70.00%
Real estate liability restructuring reserve [Abstract]
Balance as of beginning of period		238,784,000	71,164,000	71,164,000
Expense incurred (credit)		2,150,000		181,589,000	(3,506,000)	101,698,000
Deferred rent		122,000		27,000,000
Payments made		(36,719,000)		(42,833,000)
Interest accretion		2,274,000		1,864,000
Balance as of end of period		206,611,000		238,784,000	71,164,000
Real estate asset write-off charges		129,000	1,675,000
Change in estimate related to real estate charge		2,500,000
Change in estimate related 2010 - 2012 real estate charges		2,200,000
Change in estimate related other real estate charges		300,000
Minimum [Member]
Restructuring Cost And Reserve [Line Items]
Projected Pre-Tax real estate charges as part of workforce reduction	225,000,000
Maximum [Member]
Restructuring Cost And Reserve [Line Items]
Projected Pre-Tax real estate charges as part of workforce reduction	$ 250,000,000